Business Combinations - Narrative (Details)					1 Months Ended		3 Months Ended							5 Months Ended	9 Months Ended	12 Months Ended
	Jun. 09, 2021 USD ($)	Apr. 27, 2021 USD ($)	Jan. 25, 2021 USD ($)	Nov. 20, 2020 USD ($)	Mar. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 09, 2021 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Jun. 09, 2022 USD ($)	Apr. 27, 2022 USD ($)	Mar. 26, 2022 USD ($)	Jan. 25, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 20, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 01, 2022 USD ($)	Aug. 27, 2021	Jun. 21, 2021	May 14, 2021	Mar. 26, 2021 USD ($)	Apr. 30, 2020 USD ($)
Business Acquisition [Line Items]
Consideration paid, net of cash and restricted cash		$ 169,800,000	$ 45,900,000
Net cash acquired in acquisition of businesses		$ 300,000	$ 2,400,000													$ 0					$ 3,969,000
Escrow deposit				$ 10,000,000
Escrow period (in months)				12 months
Number of domestic and international patents				24
Accrued expenses and other current liabilities													$ 400,000
Total assets acquired														$ (1,200,000)
Due to related parties													2,800,000
Accounts receivable											$ (500,000)
Property and equipment											(4,300,000)
Identifiable intangible assets											800,000
Noncontrolling interests							$ 989,000				15,379,000					989,000					15,379,000
Other assets											(22,000)
Percentage of ongoing operations of the combined entity	75.00%													75.00%
Exchange ratio	10.28													10.28
Acquisition, integration, and transformation costs							7,032,000								$ 15,182,000	$ 22,214,000					36,289,000
Thrasys
Business Acquisition [Line Items]
Consideration paid, net of cash and restricted cash				$ 167,400,000
Net cash acquired in acquisition of businesses				2,500,000
Net assets acquired													2,500,000
Accrued expenses and other current liabilities											(1,400,000)
Deferred tax liability											300,000
BHS
Business Acquisition [Line Items]
Consideration paid, net of cash and restricted cash				15,800,000
Net cash acquired in acquisition of businesses				$ 1,000,000
Net assets acquired													200,000
Accrued expenses and other current liabilities											200,000
Debt											(100,000)
Innovations Group
Business Acquisition [Line Items]
Accrued expenses and other current liabilities											(8,000)
Deferred tax liability											200,000
Debt											(4,100,000)
VIE
Business Acquisition [Line Items]
Noncontrolling interests																								$ 14,285,000
VIE | Innovations Group
Business Acquisition [Line Items]
Noncontrolling interests								$ 500,000							$ 500,000
Paycheck Protection Program Loans | Medium-term Notes | Paycheck Protection Program, CARES Act | Thrasys
Business Acquisition [Line Items]
Principal amount																							$ 500,000						$ 500,000
Paycheck Protection Program Loans | Medium-term Notes | Paycheck Protection Program, CARES Act | BHS
Business Acquisition [Line Items]
Principal amount											1,000,000										$ 1,000,000								1,000,000
Paycheck Protection Program Loans | Medium-term Notes | Paycheck Protection Program, CARES Act | TTC
Business Acquisition [Line Items]
Principal amount																													$ 1,900,000
Debt forgiven					$ 300,000	$ 900,000																	$ 700,000
Thrasys
Business Acquisition [Line Items]
Acquisition percentage				100.00%
Goodwill tax deductible amount				$ 0
Net assets acquired																						$ (2,522,000)
Accrued expenses and other current liabilities																						(1,373,000)
Deferred tax liability																						302,000
Debt																						(531,000)
Total assets acquired																						(4,124,000)
Total liabilities assumed																						(1,602,000)
BHS
Business Acquisition [Line Items]
Acquisition percentage				100.00%
Net assets acquired																						(183,000)
Accrued expenses and other current liabilities																						641,000
Debt																						(1,121,000)
Total assets acquired																						(663,000)
Total liabilities assumed																						$ (480,000)
TTC
Business Acquisition [Line Items]
Acquisition percentage			100.00%
Goodwill tax deductible amount			$ 0
Net assets acquired																				$ (1,177,000)
Deferred tax liability																				(28,000)
Debt																				(1,284,000)
Total assets acquired																				318,000
Due to related parties																				2,807,000
Accounts receivable																				(462,000)
Total liabilities assumed																				$ 1,495,000
Glocal
Business Acquisition [Line Items]
Acquisition percentage																									2.61%	1.80%	1.00%	45.94%
Consideration paid, net of cash and restricted cash				$ 131,500,000
Net cash acquired in acquisition of businesses				$ 400,000
Goodwill tax deductible amount																												$ 0
Net assets acquired													$ (5,800,000)						$ (5,847,000)
Accrued expenses and other current liabilities							1,200,000			$ 200,000									1,421,000
Deferred tax liability									$ 9,900,000	(2,600,000)	2,600,000								8,649,000
Debt								11,900,000			$ (2,300,000)								(2,275,000)
Total assets acquired																			16,257,000
Accounts receivable																			(5,111,000)
Equity interest in acquiree, percentage				43.46%
Step acquisition, ownership percentage after transaction									94.81%		94.81%										94.81%							89.40%
Allowance for doubtful accounts, receivables							$ 5,100,000	$ 2,000,000
Property and equipment										(14,000,000)									(13,959,000)
Identifiable intangible assets										$ 7,300,000									$ 7,250,000
Innovations Group
Business Acquisition [Line Items]
Acquisition percentage		100.00%
Goodwill tax deductible amount		$ 0
Net assets acquired																		$ 294,000
Accrued expenses and other current liabilities																		(8,000)
Deferred tax liability																		180,000
Debt																		(4,069,000)
Total assets acquired																		(3,603,000)
Property and equipment																		(4,295,000)
Identifiable intangible assets																		790,000
Other assets																		$ (22,000)
Cloudbreak
Business Acquisition [Line Items]
Consideration paid, net of cash and restricted cash	$ 142,000,000
Net cash acquired in acquisition of businesses	$ 900,000
Net assets acquired												$ 14,000					$ 14,000
Accrued expenses and other current liabilities											$ 400,000						362,000
Deferred tax liability									$ (100,000)		(3,900,000)						(3,994,000)
Total assets acquired																	(3,236,000)
Accounts receivable																	741,000
Net decrease in net assets acquired and goodwill											700,000
Property and equipment											200,000						183,000
Other assets											$ (400,000)						(411,000)
Total liabilities assumed												$ 400,000					$ (3,250,000)